Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of

Trustees of NYSA Fund,

  a Series of NYSA Series Trust

In planning and performing our audit of the financial statements of NYSA Fund ("the Fund"),  a series of NYSA Series Trust as of and for the year ended March 31, 2019, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Fund's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Fund's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. We noted deficiencies described in the accompanying schedule of audit findings and responses to be material weaknesses.

We noted no other deficiencies in the Fund's internal control over financial reporting and its operation, including controls over safeguarding securities that we consider to be a material weakness as defined above as of March 31, 2019.

This report is intended solely for the information and use of management and the Board of Directors of the Nysa Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

Abington, Pennsylvania

July 25, 2019

Schedule of Audit Findings and Responses

NYSA Fund,

a Series of NYSA Series Trust

April 1, 2018 through March 31, 2019

1.

Inadequate design of internal control over a significant account or process

Background

It is the responsibility of NYSA Fund’s (the “Fund”) management to design and adhere to internal controls for all significant accounts or processes. Our audit identified a material weakness in controls that adversely affect the Fund’s compliance with specific asset diversification requirements of the Internal Revenue Code (the “Code”).

Description of Condition

We identified the following weaknesses in internal controls over significant accounts or processes:

•

There was no supervisory review of a required asset diversification test of the Code.

•

Management was not timely in their recognition of a failed test.

Cause of Condition

•

Oversight of requirements.

Effect of Condition

The Fund did not qualify as a regulated investment company (RIC) under Subchapter M of the Code because it did not meet certain asset diversification requirements. Accordingly, the Fund will file as a “C” corporation for the fiscal year ended March 31, 2019. As a “C” corporation, the Fund is subject to federal income taxes on any taxable income for that period.

Management’s Response

Management has reviewed the requirements under Sub-Chapter M of the Code and further increased their understanding of the requirements.  Management will also implement and enforce the supervisory review of the quarterly Sub-Chapter M compliance tests performed.